Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 79,681	$ 77,853
Less: allowance for expected credit losses		(779)
Accounts receivables, net	$ 79,681	$ 77,074